Capital assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Capital assets

9. Capital assets

			Production	Furniture and
	Land and	Leasehold	and laboratory	computer
	Buildings	improvements	equipment	equipment	Total
Cost
Balance at January 1, 2021	$4,567	$7,349	$29,904	$3,365	$45,185
Additions	—	—	99	13	112
Disposals	—	(399)	(1,516)	(306)	(2,221)
Sold - discontinued operations (note 6)	—	(6,324)	(21,525)	(2,256)	(30,105)
Effect of foreign exchange differences	—	(107)	(45)	(9)	(161)
Balance at December 31, 2021	$4,567	$519	$6,917	$807	$12,810
Additions	—	—	—	13	13
Disposals	(982)	—	(22)	(73)	(1,077)
Effect of foreign exchange differences	1	—	—	—	1
Balance at December 31, 2022	$3,586	$519	$6,895	$747	$11,747

Accumulated depreciation
Balance at January 1, 2021	$804	$2,901	$20,208	$2,481	$26,394
Depreciation expense	195	268	662	243	1,368
Disposals	—	(400)	(1,301)	(306)	(2,007)
Impairments (note 6)	—	—	22	—	22
Sold - discontinued operations (note 6)	—	(2,400)	(14,281)	(1,744)	(18,425)
Effect of foreign exchange differences	—	(12)	(7)	(6)	(25)
Balance at December 31, 2021	$999	$357	$5,303	$668	$7,327
Depreciation expense	170	33	59	63	325
Disposals	(152)	—	(25)	(73)	(250)
Effect of foreign exchange differences	1	—	—	—	1
Balance at December 31, 2022	$1,018	$390	$5,337	$658	$7,403

Carrying amounts
At December 31, 2022	$2,568	$129	$1,558	$89	$4,344
At December 31, 2021	3,568	162	1,614	139	5,483

Impairment losses of $nil, $22 and $665 were recorded on capital assets that were part of the discontinued operations (note 6) during the years ended December 31, 2022, 2021 and 2020, respectively.

The depreciation expense for the year ended December 31, 2020 was $2,779.